As filed with the Securities and Exchange Commission on

September 26, 2013

Securities Act File No.  033-00488

Investment Company Act File No.  811-04416

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-effective Amendment No. 98	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 99	☒

PNC FUNDS

(Exact Name of Registrant as Specified in Charter)

One East Pratt Street, 5th Floor

Baltimore, Maryland 21202

 (Address of Principal Executive Offices)

1-800-622-3863

(Registrant’s Telephone Number)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(617) 951-7405

(Name and Address of Agent for Service)

Copies of Communications to:

Savonne L. Ferguson

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

(410) 237-5139

It is proposed that this filing will become effective (check applicable box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on (September 30, 2013) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to Post-Effective Amendment No. 97 to the Registration Statement of PNC Funds (the “Registrant”) under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 98 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on July 29, 2013 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate September 30, 2013 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on July 29, 2013, which contains the Prospectus and the Statement of Additional Information describing PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Equity Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund (formerly, PNC Mid Cap Value Fund), PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, and PNC Small Cap Fund, eleven series of the Registrant (the “Equity Funds”).  The Post-Effective Amendment was scheduled to become effective on September 27, 2013 pursuant to the Post-Effective Amendment No. 97 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on July 29, 2013.  This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment.  This filing relates only to the Equity Funds.  No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 98 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on the 26th day of September, 2013.

PNC FUNDS
Registrant

/s/ Kevin A. McCreadie
Kevin A. McCreadie
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 98 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ John G. Drosdick	Trustee and Chairman of the Board	September 26, 2013
John G. Drosdick

*/s/ Dorothy A. Berry	Trustee	September 26, 2013
Dorothy A. Berry

*/s/ Stephen M. Todd	Trustee	September 26, 2013
Stephen M. Todd

*/s/ Dale C. LaPorte	Trustee	September 26, 2013
Dale C. LaPorte

*/s/ L. White Matthews, III	Trustee	September 26, 2013
L. White Matthews, III

*/s/ Edward D. Miller, M.D.	Trustee	September 26, 2013
Edward D. Miller, M.D.

/s/ Kevin A. McCreadie	President and Chief Executive Officer	September 26, 2013
Kevin A. McCreadie

/s/ John Kernan	Treasurer	September 26, 2013
John Kernan

*By:	/s/ Savonne L. Ferguson
Savonne L. Ferguson
Attorney-in-Fact